Research and Development - Schedule of Research and Development Costs (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Research and Development [Abstract]
Architectural fees			$ 28,397	$ 388,033
Engineering consultants			16,962	233,109
Design and construction			4,406	371,117
Product development			74,150	119,303
Research and development costs	$ 29,983	$ 87,696	$ 123,915	$ 1,111,562